Quarterly Holdings Report
for

Fidelity Freedom® Blend 2035 Fund

June 30, 2019

FBF-Y35-QTLY-0819
1.9892473.100

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 55.5%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	3,619,200	$55,156,609
Fidelity Series Commodity Strategy Fund (a)	3,336,827	15,716,457
Fidelity Series Large Cap Growth Index Fund (a)	4,070,028	42,898,096
Fidelity Series Large Cap Stock Fund (a)	2,874,820	43,064,799
Fidelity Series Large Cap Value Index Fund (a)	6,251,930	80,587,380
Fidelity Series Small Cap Opportunities Fund (a)	1,575,351	21,960,396
Fidelity Series Value Discovery Fund (a)	1,990,113	25,553,048
TOTAL DOMESTIC EQUITY FUNDS
(Cost $277,793,400)		284,936,785

International Equity Funds - 30.9%
Fidelity Series Canada Fund (a)	458,893	5,011,111
Fidelity Series Emerging Markets Fund (a)	530,460	5,097,717
Fidelity Series Emerging Markets Opportunities Fund (a)	2,397,791	45,773,832
Fidelity Series International Growth Fund (a)	2,524,179	41,093,634
Fidelity Series International Index Fund (a)	1,102,317	11,210,560
Fidelity Series International Small Cap Fund (a)	627,246	10,180,202
Fidelity Series International Value Fund (a)	4,186,311	40,314,178
Fidelity Series Overseas Fund (a)	71	712
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $153,553,481)		158,681,946

Bond Funds - 11.6%
Fidelity Series Corporate Bond Fund (a)	387,362	4,071,173
Fidelity Series Emerging Markets Debt Fund (a)	363,431	3,536,180
Fidelity Series Floating Rate High Income Fund (a)	79,548	739,800
Fidelity Series Government Bond Index Fund (a)	531,565	5,554,855
Fidelity Series High Income Fund (a)	395,075	3,761,118
Fidelity Series Inflation-Protected Bond Index Fund (a)	152,370	1,525,224
Fidelity Series Investment Grade Bond Fund (a)	514,175	5,877,025
Fidelity Series Investment Grade Securitized Fund (a)	395,018	4,088,434
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,985,822	27,798,005
Fidelity Series Real Estate Income Fund (a)	210,938	2,339,306
TOTAL BOND FUNDS
(Cost $56,868,703)		59,291,120

Short-Term Funds - 2.0%
Fidelity Cash Central Fund 2.42% (b)	49	49
Fidelity Series Government Money Market Fund 2.44% (a)(c)	2,186,672	2,186,672
Fidelity Series Short-Term Credit Fund (a)	162,589	1,634,017
Fidelity Series Treasury Bill Index Fund (a)	656,595	6,559,381
TOTAL SHORT-TERM FUNDS
(Cost $10,364,575)		10,380,119
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $498,580,159)		513,289,970
NET OTHER ASSETS (LIABILITIES) - 0.0%		(138,057)
NET ASSETS - 100%		$513,151,913

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$2,811,838	$53,847,940	$2,758,613	$--	$31,946	$1,223,498	$55,156,609
Fidelity Series Canada Fund	226,889	4,663,415	82,401	--	199	203,009	5,011,111
Fidelity Series Commodity Strategy Fund	579,664	15,870,977	422,526	--	(21,755)	(289,903)	15,716,457
Fidelity Series Corporate Bond Fund	165,558	3,942,454	175,953	31,911	(46)	139,160	4,071,173
Fidelity Series Emerging Markets Debt Fund	175,349	3,490,227	173,552	51,829	(1,535)	45,691	3,536,180
Fidelity Series Emerging Markets Fund	233,552	5,009,789	27,900	--	(876)	(116,848)	5,097,717
Fidelity Series Emerging Markets Opportunities Fund	2,118,088	43,138,716	250,665	--	(5,759)	773,452	45,773,832
Fidelity Series Floating Rate High Income Fund	37,584	733,184	32,343	10,949	(237)	1,612	739,800
Fidelity Series Government Bond Index Fund	229,478	5,553,018	362,738	28,393	(280)	135,377	5,554,855
Fidelity Series Government Money Market Fund 2.44%	104,467	2,168,638	86,433	10,063	--	--	2,186,672
Fidelity Series High Income Fund	290,850	3,657,325	225,166	58,685	(1,879)	39,988	3,761,118
Fidelity Series Inflation-Protected Bond Index Fund	75,084	1,481,705	69,243	1,525	725	36,953	1,525,224
Fidelity Series International Growth Fund	1,896,017	37,592,867	745,241	--	6,338	2,343,653	41,093,634
Fidelity Series International Index Fund	497,781	10,483,623	60,314	--	(590)	290,060	11,210,560
Fidelity Series International Small Cap Fund	496,953	9,551,782	168,661	--	606	299,522	10,180,202
Fidelity Series International Value Fund	1,875,003	37,837,076	245,825	--	(4,798)	852,722	40,314,178
Fidelity Series Investment Grade Bond Fund	242,753	5,880,267	381,657	39,540	144	135,518	5,877,025
Fidelity Series Investment Grade Securitized Fund	170,816	4,086,604	237,145	26,551	110	68,049	4,088,434
Fidelity Series Large Cap Growth Index Fund	2,202,137	41,749,916	2,489,009	53,728	23,413	1,411,639	42,898,096
Fidelity Series Large Cap Stock Fund	2,190,163	42,194,447	1,781,350	283,363	(97)	461,636	43,064,799
Fidelity Series Large Cap Value Index Fund	4,101,247	78,563,476	4,219,947	--	(29,945)	2,172,549	80,587,380
Fidelity Series Long-Term Treasury Bond Index Fund	1,439,204	28,584,351	4,111,360	197,822	192,384	1,693,426	27,798,005
Fidelity Series Overseas Fund	--	712	--	--	--	--	712
Fidelity Series Real Estate Income Fund	118,319	2,306,602	122,029	32,627	905	35,509	2,339,306
Fidelity Series Short-Term Credit Fund	104,961	1,604,969	90,537	11,203	206	14,418	1,634,017
Fidelity Series Small Cap Opportunities Fund	1,094,072	20,910,087	595,228	--	(8,549)	560,014	21,960,396
Fidelity Series Treasury Bill Index Fund	276,660	6,506,329	223,640	31,982	(336)	368	6,559,381
Fidelity Series Value Discovery Fund	1,297,630	24,864,099	1,093,933	--	(27,590)	512,842	25,553,048
	$25,052,117	$496,274,595	$21,233,409	$870,171	$152,704	$13,043,914	$513,289,921

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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